UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319
______________________________________________

Fort Dearborn Income Securities, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq. UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019 (Name and address of agent for service)

Copy to: Bruce G. Leto, Esq. Stradley Ronon Stevens & Young LLP 2600 One Commerce Square Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments

Fort Dearborn Income Securities, Inc.

Industry diversification (unaudited)
As a percentage of net assets
As of June 30, 2013

Bonds
Corporate bonds
Automobiles	0.86%
Banks	0.34
Beverages	0.15
Building materials	0.76
Building products	0.08
Capital markets	5.01
Chemicals	1.45
Commercial banks	6.28
Commercial services & supplies	0.22
Communications equipment	0.40
Consumer finance	1.87
Distributors	0.70
Diversified financial services	8.86
Diversified telecommunication services	3.09
Electric utilities	0.81
Electronic equipment, instruments & components	1.01
Energy equipment & services	1.10
Food & staples retailing	0.55
Gas utilities	0.61
Health care providers & services	0.46
Hotels, restaurants & leisure	0.48
Insurance	2.65
Leisure equipment & products	0.16
Life sciences tools & services	0.11
Machinery	0.81
Media	2.11
Metals & mining	2.20
Office electronics	0.44
Oil, gas & consumable fuels	8.34
Paper & forest products	0.92
Pharmaceuticals	0.29
Real estate investment trust (REIT)	0.68
Tobacco	2.27
Trading companies & distributors	0.59
Wireless telecommunication services	0.62
Total corporate bonds	57.28%
Asset-backed security	0.21
Commercial mortgage-backed securities	3.54
Mortgage & agency debt securities	3.72
Municipal bonds	5.42
US government obligations	21.71
Non-US government obligations	2.35
Total bonds	94.23%
Common stock	0.01
Preferred stocks	0.10
Short-term investment	6.44
Total investments	100.78%
Liabilities, in excess of cash and other assets	(0.78)
Net assets	100.00%

Fort Dearborn Income Securities, Inc.
Portfolio of investments — June 30, 2013 (unaudited)

	Face
	amount	Value

Bonds — 94.23%
Corporate bonds — 57.28%
Brazil — 1.96%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	$1,000,000	$926,300
Petrobras International Finance Co.,
5.375%, due 01/27/21	1,130,000	1,136,724
6.875%, due 01/20/40	675,000	674,014

Total Brazil corporate bonds		2,737,038

Canada — 2.19%
Anadarko Finance Co.,
Series B, 7.500%, due 05/01/31	1,090,000	1,358,896
Canadian Natural Resources Ltd.,
5.850%, due 02/01/35	435,000	463,370
EnCana Corp.,
6.625%, due 08/15/37	250,000	279,487
Petro-Canada,
6.800%, due 05/15/38	520,000	602,619
Teck Resources Ltd.,
6.250%, due 07/15/41	375,000	355,262

Total Canada corporate bonds		3,059,634

Cayman Islands — 1.75%
Transocean, Inc.,
3.800%, due 10/15/22	340,000	323,868
6.800%, due 03/15/38	535,000	569,122
7.500%, due 04/15/31	575,000	639,093
Vale Overseas Ltd.,
4.375%, due 01/11/22	965,000	916,591

Total Cayman Islands corporate bonds		2,448,674

China — 0.20%
China Oil & Gas Group Ltd.,
5.250%, due 04/25/18[1]	280,000	276,850

Curacao — 0.09%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	125,000	125,012

France — 0.74%
Orange SA,
8.500%, due 03/01/31	575,000	781,188
Vivendi SA,
4.750%, due 04/12/22[1]	250,000	250,043

Total France corporate bonds		1,031,231

Luxembourg — 0.85%
Enel Finance International SA,
6.000%, due 10/07/39[1]	365,000	337,078
Intelsat Jackson Holdings SA,
7.500%, due 04/01/21	500,000	525,000
Telecom Italia Capital SA,
6.375%, due 11/15/33	350,000	326,874

Total Luxembourg corporate bonds		1,188,952

Mexico — 1.54%
America Movil SAB de CV,
5.000%, due 03/30/20	625,000	670,806
Cemex Finance LLC,
9.500%, due 12/14/16[1]	1,000,000	1,057,500
Petroleos Mexicanos,
6.500%, due 06/02/41	410,000	427,220

Total Mexico corporate bonds		2,155,526

Netherlands — 2.01%
Basell Finance Co. BV,
8.100%, due 03/15/27[1]	625,000	791,152
EDP Finance BV,
4.900%, due 10/01/19[1]	1,000,000	982,500
6.000%, due 02/02/18[1]	350,000	360,500
LyondellBasell Industries NV,
6.000%, due 11/15/21	600,000	674,224

Total Netherlands corporate bonds		2,808,376

Norway — 1.57%
Eksportfinans ASA,
5.500%, due 05/25/16	620,000	645,885
5.500%, due 06/26/17	1,500,000	1,552,500

Total Norway corporate bonds		2,198,385

Qatar — 0.40%
Qtel International Finance Ltd.,
7.875%, due 06/10/19[1]	455,000	558,513

Singapore — 0.21%
Flextronics International Ltd.,
5.000%, due 02/15/23[1]	300,000	290,250

South Africa — 0.29%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	430,000	402,006

Spain — 0.69%
BBVA US Senior SAU,
4.664%, due 10/09/15	500,000	515,061
Telefonica Emisiones SAU,
3.192%, due 04/27/18	470,000	455,246

Total Spain corporate bonds		970,307

Sweden — 0.17%
Nordea Bank AB,
4.875%, due 05/13/21[1]	230,000	236,026

United Kingdom — 2.84%
Barclays Bank PLC,
5.140%, due 10/14/20	60,000	60,619
6.050%, due 12/04/17[1]	1,500,000	1,622,580
British Telecommunications PLC,
9.625%, due 12/15/30	805,000	1,211,882
Lloyds TSB Bank PLC,
6.500%, due 09/14/20[1]	600,000	639,670
Royal Bank of Scotland Group PLC,
6.100%, due 06/10/23	460,000	436,408

Total United Kingdom corporate bonds		3,971,159

United States — 39.78%
ADT Corp.,
3.500%, due 07/15/22	340,000	312,646
AEP Texas Central Co.,
Series E, 6.650%, due 02/15/33	495,000	583,447
Ally Financial, Inc.,
4.336%, due 06/15/15[2]	400,000	370,080
Altria Group, Inc.,
9.700%, due 11/10/18	105,000	139,588
9.950%, due 11/10/38	980,000	1,450,412
American International Group, Inc.,
5.850%, due 01/16/18	785,000	882,662
AT&T, Inc.,
4.300%, due 12/15/42	26,000	22,643
AXA Financial, Inc.,
7.000%, due 04/01/28	165,000	184,804

Barrick North America Finance LLC,
5.750%, due 05/01/43[1]	750,000	606,598
Bear Stearns Cos. LLC,
7.250%, due 02/01/18	2,000,000	2,381,482
Boston Properties LP, REIT,
3.800%, due 02/01/24	430,000	422,321
Case New Holland, Inc.,
7.875%, due 12/01/17	1,000,000	1,132,500
CenturyLink, Inc.,
Series P, 7.600%, due 09/15/39	200,000	190,000
CIT Group, Inc.,
5.000%, due 05/15/17	500,000	510,625
Citigroup, Inc.,
Series D, 5.350%, due 05/15/23[3,4]	830,000	778,125
6.875%, due 03/05/38	425,000	515,369
8.125%, due 07/15/39	1,435,000	1,895,260
DirecTV Holdings LLC,
6.000%, due 08/15/40	445,000	444,548
DISH DBS Corp.,
7.875%, due 09/01/19	800,000	896,000
Dow Chemical Co.,
8.550%, due 05/15/19	222,000	283,244
El Paso Corp.,
7.250%, due 06/01/18	300,000	332,317
Energy Transfer Partners LP,
5.200%, due 02/01/22	500,000	529,138
9.000%, due 04/15/19	900,000	1,145,000
ERP Operating LP REIT,
4.750%, due 07/15/20	485,000	521,626
Fidelity National Financial, Inc.,
5.500%, due 09/01/22	250,000	264,957
Ford Motor Co.,
7.450%, due 07/16/31	1,000,000	1,197,215
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20	675,000	813,087
FPL Group Capital, Inc.,
6.650%, due 06/15/67[3]	200,000	208,500
Freeport -McMoRan Copper & Gold, Inc.,
3.550%, due 03/01/22	200,000	181,671
General Electric Capital Corp.,
0.653%, due 05/05/26[3]	1,000,000	921,012
Series C, 5.250%, due 06/15/23[3,4]	1,150,000	1,098,250
General Motors Financial Co., Inc.,
4.750%, due 08/15/17[1]	850,000	871,250
Genworth Holdings, Inc.,
7.625%, due 09/24/21	300,000	348,624
Georgia-Pacific LLC,
8.000%, due 01/15/24	1,000,000	1,288,273
Glencore Funding LLC,
1.431%, due 05/27/16[1,3]	1,000,000	973,724
Goldman Sachs Group, Inc.,
5.750%, due 01/24/22	1,355,000	1,494,583
6.750%, due 10/01/37	570,000	583,887
Harris Corp.,
6.375%, due 06/15/19	200,000	231,772
Hasbro, Inc.,
6.350%, due 03/15/40	200,000	219,835
HCA, Inc.,
7.875%, due 02/15/20	600,000	646,125
HSBC Bank USA N.A.,
4.875%, due 08/24/20	250,000	267,819
5.625%, due 08/15/35	855,000	876,589
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	750,000	828,750
JPMorgan Chase & Co.,
3.375%, due 05/01/23	360,000	335,218
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	710,000	733,345
6.500%, due 09/01/39	75,000	83,903

Kinder Morgan Finance Co. LLC,
5.700%, due 01/05/16	500,000	535,548
Kroger Co.,
6.900%, due 04/15/38	650,000	767,612
Lehman Brothers Holdings, Inc.,
6.750%, due 12/28/17
(Escrow Lehman Brothers, Inc.)[5,6]	585,000	0
Life Technologies Corp.,
6.000%, due 03/01/20	135,000	152,087
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39[1]	275,000	403,012
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	1,000,000	1,150,923
7.750%, due 05/14/38	1,000,000	1,143,884
MetLife, Inc.,
6.400%, due 12/15/36	300,000	306,750
Morgan Stanley,
4.100%, due 05/22/23	1,000,000	923,919
Series F, 5.625%, due 09/23/19	575,000	618,028
6.625%, due 04/01/18	550,000	623,400
Motorola Solutions, Inc.,
3.500%, due 03/01/23	350,000	329,941
Mylan, Inc.,
2.600%, due 06/24/18[1]	290,000	287,100
National Rural Utilities Cooperative Finance Corp.,
10.375%, due 11/01/18	160,000	221,675
News America, Inc.,
7.750%, due 12/01/45	350,000	453,774
ONEOK Partners LP,
8.625%, due 03/01/19	215,000	272,231
Owens Corning,
6.500%, due 12/01/16	97,000	108,280
Phillips 66,
4.300%, due 04/01/22	225,000	232,476
Plains Exploration & Production Co.,
6.500%, due 11/15/20	330,000	349,868
6.875%, due 02/15/23	950,000	1,016,407
PNC Financial Services Group, Inc.,
Series R, 4.850%, due 06/01/23[3,4]	1,000,000	932,500
Prudential Financial, Inc.,
5.200%, due 03/15/44[3]	375,000	354,375
Series B, 5.750%, due 07/15/33	40,000	42,732
Regions Bank,
7.500%, due 05/15/18	250,000	291,602
Regions Financial Corp.,
2.000%, due 05/15/18	290,000	274,140
7.750%, due 11/10/14	175,000	189,101
Reynolds American, Inc.,
7.250%, due 06/15/37	1,325,000	1,576,411
SABMiller Holdings, Inc.,
3.750%, due 01/15/22[1]	200,000	203,537
Sanmina-SCI Corp.,
7.000%, due 05/15/19[1]	1,090,000	1,122,700
SLM Corp.,
3.875%, due 09/10/15	550,000	555,529
Southern Copper Corp.,
3.500%, due 11/08/22	400,000	358,994
6.750%, due 04/16/40	250,000	245,802
Southern Natural Gas Co.,
8.000%, due 03/01/32	430,000	570,357
Sprint Capital Corp.,
6.875%, due 11/15/28	200,000	192,000
State Street Corp.,
3.100%, due 05/15/23	500,000	468,336
SunTrust Bank,
7.250%, due 03/15/18	495,000	593,698
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	295,000	372,639

Tesoro Corp.,
9.750%, due 06/01/19	370,000	408,850
Time Warner Cable, Inc.,
7.300%, due 07/01/38	600,000	652,085
8.750%, due 02/14/19	410,000	503,266
US Bancorp,
2.950%, due 07/15/22	150,000	139,147
Valero Energy Corp.,
7.500%, due 04/15/32	465,000	567,600
Valspar Corp.,
4.200%, due 01/15/22	275,000	280,248
Wells Fargo Bank N.A.,
5.950%, due 08/26/36	700,000	782,595
Wells Fargo Capital X,
5.950%, due 12/15/36	475,000	476,322
Williams Cos., Inc.,
8.750%, due 03/15/32	177,000	224,522
Williams Partners LP,
6.300%, due 04/15/40	275,000	288,273
Wyndham Worldwide Corp.,
3.900%, due 03/01/23	710,000	676,440
Xerox Corp.,
6.350%, due 05/15/18	540,000	618,883
XL Group PLC,
Series E, 6.500%, due 04/15/17[3,4]	750,000	731,250

Total United States corporate bonds		55,589,673

Total corporate bonds
(cost $79,374,853)		80,047,612

Asset-backed security — 0.21%
United States — 0.21%
Continental Airlines, Inc.,
Series 2009-2, Class A,
7.250%, due 11/10/19
(cost $255,408)	255,408	291,292

Commercial mortgage-backed securities — 3.54%
United States — 3.54%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.803%, due 04/10/49[3]	475,000	522,045
Commercial Mortgage Pass Through Certificates,
Series 2013-THL, Class D,
2.843%, due 06/08/30[1,3,6]	1,500,000	1,500,000
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class A4,
6.122%, due 02/15/51[3]	2,000,000	2,224,862
WF-RBS Commercial Mortgage Trust,
Series 2013-C12, Class B,
3.863%, due 03/15/48[3]	750,000	705,551

Total commercial mortgage-backed securities
(cost $4,953,103)		4,952,458

Mortgage & agency debt securities — 3.72%
United States — 3.72%
Federal Home Loan Mortgage Corp.,[7]
5.000%, due 01/30/14	30,000	30,835
Federal Home Loan Mortgage Corp. Gold Pools,[7]
#E01127, 6.500%, due 02/01/17	24,223	25,804
Federal Home Loan Mortgage Corp. REMIC, IO,[7]
3.500%, due 10/15/42	2,759,624	621,707
Federal National Mortgage Association Pools,[7]
#AE1568, 4.000%, due 09/01/40	452,422	471,554
#688066, 5.500%, due 03/01/33	118,620	132,344
#793666, 5.500%, due 09/01/34	505,484	553,416
#802481, 5.500%, due 11/01/34	102,521	113,032
#596124, 6.000%, due 11/01/28	95,654	106,398
#253824, 7.000%, due 03/01/31	56,593	65,511

Federal National Mortgage Association REMIC, IO,[7]
Series 2013-15, Class IO,
2.500%, due 03/25/28	4,105,295	482,602
Series 2013-64, Class LI,
3.000%, due 06/25/33	3,936,324	647,502
Government National Mortgage Association Pools,
#781029, 6.500%, due 05/15/29	27,660	30,889
Government National Mortgage Association, IO,
Series 2013-53, Class OI,
3.500%, due 04/20/43	2,919,894	626,295
GSR Mortgage Loan Trust,
Series 2006-2F, Class 3A4,
6.000%, due 02/25/36	1,091,619	1,089,774
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-18, Class A2,
5.250%, due 12/25/33	198,545	202,070

Total mortgage & agency debt securities
(cost $5,044,229)		5,199,733

Municipal bonds — 5.42%
Illinois — 1.59%
Illinois State Taxable Pension,
Series 2003, 5.100%, due 06/01/33	2,350,000	2,216,003

New Jersey — 3.26%
New Jersey Economic Development Authority Revenue Bonds,
Series B, 24.500%, due 02/15/18[2]	5,000,000	4,364,250
New Jersey State Turnpike Authority Revenue Bonds,
Series F, 7.414%, due 01/01/40	140,000	187,026

		4,551,276

New York — 0.32%
Port Authority New York & New Jersey,
4.458%, due 10/01/62	500,000	453,355

Tennessee — 0.25%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Revenue Bonds,
6.731%, due 07/01/43	300,000	348,756

Total municipal bonds
(cost $6,681,148)		7,569,390

US government obligations — 21.71%
US Treasury Notes,
0.250%, due 01/31/15	29,245,000	29,239,297
1.625%, due 11/15/22	1,185,000	1,106,217

Total US government obligations
(cost $30,401,006)		30,345,514

Non-US government obligations — 2.35%
Brazil — 1.48%
Brazilian Government International Bond,
2.625%, due 01/05/23	1,000,000	870,000
8.250%, due 01/20/34	900,000	1,197,000

		2,067,000

Mexico — 0.87%
United Mexican States,
4.750%, due 03/08/44	1,349,000	1,220,845

Total Non-US government obligations
(cost $3,451,302)		3,287,845

Total bonds
(cost $130,161,049)		131,693,844

	Shares

Common stock — 0.01%
United States — 0.01%
WMI Holdings Corp.*
(cost $14,157)	25,741	20,618

Preferred stocks — 0.10%
United States — 0.10%
Ally Financial, Inc.,
7.000%, due 07/17/13[1,4]	42	39,920
JPMorgan Chase & Co.,
5.450%, due 03/01/18*4	4,000	95,320
Washington Mutual Funding Tranche III,
9.750%, due 12/15/17*1,4,5,6,8,9	1,300	13

Total preferred stocks
(cost $136,713 )		135,253

Short-term investment — 6.44%
Investment company — 6.44%
UBS Cash Management Prime Relationship Fund[10]
(cost $8,993,575)	8,993,575	8,993,575

Total investments[11] — 100.78%
(cost $139,305,494)		140,843,290
Liabilities, in excess of cash and other assets — (0.78%)		(1,086,687)

Net assets — 100.00%		$139,756,603

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,730,321
Gross unrealized depreciation	(3,192,525)

Net unrealized appreciation of investments	$1,537,796

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Corporate bonds	$—	$80,047,612	$0	$80,047,612
Asset-backed security	—	291,292	—	291,292
Commercial mortgage-backed securities	—	4,952,458	—	4,952,458
Mortgage & agency debt securities	—	5,199,733	—	5,199,733
Municipal bonds	—	7,569,390	—	7,569,390
US government obligations	—	30,345,514	—	30,345,514
Non-US government obligations	—	3,287,845	—	3,287,845
Common stock	20,618	—	—	20,618
Preferred stocks	95,320	39,920	13	135,253
Short-term investment	—	8,993,575	—	8,993,575
Total	$115,938	$140,727,339	$13	$140,843,290

At June 30, 2013, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure
 The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Corporate bonds	Preferred stock	Total
Assets
Beginning balance	$204,175	$13	$204,188
Purchases	—	—	—
Issuances	—	—	—
Sales	(262,185)	—	(262,185)
Accrued discounts (premiums)	(1,998)	—	(1,998)
Total realized loss	(1,237,861)	—	(1,237,861)
Net change in unrealized appreciation (depreciation)	1,297,869	—	1,297,869
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	$0	$13	$13

The net change in unrealized appreciation/depreciation relating to the Level 3 investments held at June 30, 2013 was $1,778.

Portfolio footnotes
*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $15,165,566 or 10.85% of net assets.
[2]	Rate shown reflects annualized yield at June 30, 2013 on zero coupon bond.
[3]	Variable or floating rate security — the interest rate shown is the current rate as of June 30, 2013 and changes periodically.
[4]	This security is subject to perpetual call and may be called in full or partially on or anytime after the next call date. Maturity date reflects the next call date.
[5]	Security is in default.
[6]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At June 30, 2013, the value of these securities amounted to $1,500,013 or 1.07% of net assets.
[7]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[8]	Security is illiquid. At June 30, 2013, the value of this security amounted to $13 or 0.00% of net assets.
[9]	This security, which represents 0.00% of net assets as of June 30, 2013, is considered restricted. (See restricted security table below for more information.)

			Acquisition cost		Value as a
	Acquisition	Acquisition	as a percentage	Value	percentage of
Restricted security	date	cost	of net assets	06/30/13	net assets
Washington Mutual Funding Tranche III,
9.750%, due 12/15/17	05/17/12	$0	0.00%	$13	0.00%

[10]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.
Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	09/30/12	06/30/13	06/30/13	06/30/13	06/30/13
UBS Cash Management Prime Relationship Fund	$3,251,034	$70,538,100	$64,795,559	$8,993,575	$3,749

[11]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more t han one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Fund’s Board. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forceswhich influence the market in which the securities or instruments are purchased and sold. Certain securities or instruments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these securities or instruments as of 4:00 p.m. Eastern Time. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in nonregistered investment companies are also valued at the daily net asset value.

Portfolio acronyms
GSR	Goldman Sachs Residential
IO	Interest only — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
REIT	Real estate investment trust
REMIC	Real Estate Mortgage Investment Conduit

The Fund’s Board of Directors (the “Board”) has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled me etings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated March 31, 2013.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Fort Dearborn Income Securities, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	August 29, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer & Principal Accounting Officer

Date:	August 29, 2013